S000057610 [Member] Investment Risks - iMGP Low Duration Income Fund	Dec. 31, 2025
Below Investment Grade Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub‑advisors to be of similar quality. These securities are regarded by the rating organizations as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and therefore have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Investment in Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Investment in Loans Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Low Duration Income Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Low Duration Income Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Low Duration Income Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Low Duration Income Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Low Duration Income Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Low Duration Income Fund to obtain an accurate picture of a lending bank’s financial condition.

Collateral Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Collateral Risk. If the Low Duration Income Fund’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Low Duration Income Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Low Duration Income Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non‑affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

Collateralized Loan Obligations and Collateralized Debt Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Low Duration Income Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Low Duration Income Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Currency Risk. This is the risk that investing in foreign currencies may expose the Low Duration Income Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency.

Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in value of the securities held by the Low Duration Income Fund. Fixed income securities held by the Low Duration Income Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.
¡	Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.
¡	Interest Rate Risk. Interest rates may go up resulting in a decrease in the value of the securities held by the Low Duration Income Fund. Interest rates have been historically low, so the Low Duration Income Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.
¡	Call Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates.
¡	Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that the Low Duration Income Fund would like. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. The values of these securities may fluctuate more sharply than those of other securities, and the Low Duration Income Fund may experience some difficulty in closing out positions in these securities at prevailing market prices.

¡	Prepayment and Extension Risk. In times of declining interest rates, the Low Duration Income Fund’s higher yielding securities will be prepaid, and the Low Duration Income Fund will have to replace them with securities having a lower yield. Rising interest rates could extend the life of securities with lower payment rates. This is known as extension risk and may increase the Low Duration Income Fund’s sensitivity to rising rates and its potential for price declines.

Corporate Debt Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Corporate Debt Obligations Risk. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations. Therefore, the Low Duration Income Fund may be indirectly exposed to such risks associated with corporate debt obligations.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Low Duration Income Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.
¡	Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.
¡	Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Low Duration Income Fund’s net asset value to greater volatility.
¡	Forward Contracts Risk. There are no limitations on daily price movements of forward contracts. Changes in foreign exchange regulations by governmental authorities might limit the trading of forward contracts. To the extent the Low Duration Income Fund enters into non‑U.S. currency forward contracts with banks, the Low Duration Income Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform such contracts. There have been periods during which certain banks have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the difference between the price at which the bank is prepared to buy and the price at which it is prepared to sell).
¡	P‑Notes Risk. This is the risk that the performance results of P‑Notes will not replicate exactly the performance of the issuers or markets that the P‑Notes seek to replicate. Investments in P‑Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.
¡	Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Low Duration Income Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium‑sized companies, which tend to be more vulnerable to adverse developments than larger companies.
¡	Preferred Stock Risk. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Foreign Investment Risk. This is the risk that an investment in foreign (non‑U.S.) securities may cause the Low Duration Income Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Emerging Markets Risk. This is the risk that the value of the Low Duration Income Fund’s emerging markets investments will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries. Investments in emerging market countries are subject to substantial risks due to, among other factors, different accounting standards and thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

Sector Weightings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Sector Weightings Risk. Although sector focus is not a principal strategy of the Low Duration Income Fund, the Fund may from time to time emphasize investments in a particular sector as a result of the implementation of its principal investment strategies. To the extent that the Low Duration Income Fund emphasizes investments in a particular sector, the Low Duration Income Fund has the potential to be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, the Low Duration Income Fund may potentially face more risks than if it were diversified broadly over numerous sectors.
¡	Financial Sector Risk. The Low Duration Income Fund may invest a significant portion of its assets in the financial sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

Large Shareholder Purchase and Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Large Shareholder Purchase and Redemption Risk. The Low Duration Income Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Low Duration Income Fund. Such large shareholder redemptions may cause the Low Duration Income Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Low Duration Income Fund Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Low Duration Income Fund’s performance to the extent that the Low Duration Income Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Low Duration Income Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Low Duration Income Fund’s expense ratio.

Currency Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Currency Risk. This is the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Low Duration Income Fund’s investments in foreign (non‑U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non‑U.S.) currencies.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Low Duration Income Fund’s portfolio securities to be magnified and the Low Duration Income Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Market Risk. The value of the Low Duration Income Fund’s shares will fluctuate based on the performance of the Low Duration Income Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Low Duration Income Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Low Duration Income Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, tariffs, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

Geopolitical Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Geopolitical Events Risk. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Low Duration Income Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, trade disputes, supply chain disruptions, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, cybersecurity events, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Liquidity and Valuation Risk. It may be difficult for the Low Duration Income Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by iM Global for purposes of the Low Duration Income Fund’s net asset value, causing the Low Duration Income Fund to be less liquid and unable to realize what iM Global believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Low Duration Income Fund could sell the investment at that time. Based on its investment strategies, a significant portion of the Low Duration Income Fund’s investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.

Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

Multi Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Multi-Management Risk. Because portions of the Low Duration Income Fund are managed by different portfolio managers using different styles, the Low Duration Income Fund could experience overlapping security transactions that could lead to unintended concentration in certain securities. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses and tax inefficiencies compared to using a single investment manager.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Active Management Risk. The Low Duration Income Fund is actively managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.

Investment Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Investment Selection Risk. The specific investments held in the Low Duration Income Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities. This risk may be greater for multi-manager funds compared to funds with a single manager.

Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Short Sale Risk. This is the risk that the value of a security the Low Duration Income Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Low Duration Income Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Low Duration Income Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

Unfavorable Tax Treatment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Low Duration Income Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Low Duration Income Fund through pre‑tax or tax‑deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Low Duration Income Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Low Duration Income Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Low Duration Income Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or a sub‑advisor’s control, including instances at third parties. The Low Duration Income Fund, the Advisor and each sub‑advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Low Duration Income Fund or that could adversely impact the Fund’s performance.

Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Securities Lending Risk: The Fund may engage in securities lending. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases. As a result, the value of the Fund shares may fall.

Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, closed‑end funds

(“CEFs”), business development companies (“BDCs”), unit investment trusts and open‑end funds, subjects the Low Duration Income Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Low Duration Income Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Low Duration Income Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the Low Duration Income Fund invests, such as the non‑payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, it is possible to lose money on an investment in the Low Duration Income Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Low Duration Income Fund is not a deposit of any bank and is not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance Corporation (FDIC).